Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 7,453,523	$ 6,684,469
Provision for doubtful accounts	(53,241)	(56,605)
Net accounts receivable	$ 7,400,282	$ 6,627,864